Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Accounting estimates, judgments and assumptions

Accounting estimates, judgments and assumptions

The preparation of the consolidated financial statements requires Management to make judgments, estimates and assumptions that impact the reported amounts of revenue, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of the year; however, uncertainty about these assumptions and estimates could result in outcomes that would require material adjustments to the carrying amount of the asset or liability impacted in future periods.

Estimates and relevant assumptions are reviewed regularly, and their results are recorded in the period in which the estimate is reviewed and in subsequent periods.

In the process of applying the Exito Group’s accounting policies, Management has made the following estimates, which have the most significant impact on the amounts recognized in the consolidated financial statements:

-	The assumptions used to estimate the fair value of financial instruments (Note 35),
-	The estimation of expected credit losses on trade receivables (Note 8),
-	The estimation of useful lives of property, plant and equipment and the intangible assets (Notes 13 and 16),
-	Assumptions used to assess the recoverable amount of non-financial assets and define the indicators of impairment of non-financial assets (Note 34)
-	Assumptions used to assess and determine inventory losses and obsolescence (Note 11),
-	The estimation of the discount rate used to measure lease liabilities (Note 15),
-	Actuarial assumptions used to estimate retirement benefits and long-term employee benefit liabilities, such as inflation rate, death rate, discount rate, and the possibility of future salary increases. (Note 21),
-	The assumptions used to estimate customer loyalty programs, (Nota 26),
-	The estimation of the probability and amount of loss to recognize provisions related to lawsuits (Notes 22),
-	The estimation of future taxable profits to recognize deferred tax assets (Note 24),

These estimates have been made based on the best available information regarding the facts analyzed as of the date of preparation of the consolidated financial statements. This information may lead to future modifications due to possible situations that may occur and would require recognition on a prospective basis. This would be treated as a change in an accounting estimate in the future financial statements.

Classification between current or non-current

Classification between current or non-current

Exito Group presents assets and liabilities in the statement of financial position based on current and non-current classification. An asset is current when it is realized or will become available in a term not to exceed one year from the reporting date. All other assets are classified as non-current. A liability is current when it is expected to be settled within twelve months from the end of the reporting periods. All other liabilities are classified as non-current. Deferred tax assets and liabilities are classified as “non-current” and presented net when appropriate in accordance with the provisions of IAS 12 – Income Tax.

Presentation and functional currency

Presentation and functional currency

Exito Group’s consolidated financial statements are presented in millions of Colombian pesos, except otherwise stated, which is also Almacenes Exito S.A.’s functional currency. For each entity, Exito Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

Hyperinflation

Hyperinflation

Argentina’s accumulated inflation rate over the past three years at December 31, 2023 calculated using different consumer price index combinations has exceeded 100%, and therefore is considered to be hyperinflationary.

Financial statements related to the subsidiary in Argentina, have been adjusted for hyperinflation pursuant to IAS 29 - Financial Reporting in Hyperinflationary Economies. As such, Libertad S.A.’s financial statements and the corresponding figures for previous periods have been restated for the changes in the general purchasing power of the functional currency and, as a result, are stated in terms of the measuring unit current at the end of the reporting periods. In applying the provisions of IAS 29, the Exito Group has used the historical cost approach.

Foreign operations

Foreign operations

The financial statements of subsidiaries that are carried in a functional currency other than the Colombian peso have been translated into Colombian pesos. Transactions and balances are translated as follows, except for subsidiaries located in hyperinflationary economies in which case all balances and transactions are translated at closing rates:

-	Assets and liabilities are translated into Colombian pesos at the period closing exchange rate,
-	Income-related items are translated into Colombian pesos using the period’s average exchange rate,
-	Equity transactions in foreign currency are translated into Colombian pesos at the exchange rate on the date of each transaction.

Exchange differences arising from the translation are directly recognized in a separate component of equity and are reclassified to the statement of profit or loss upon loss of control in the subsidiary.

Foreign currency transactions

Foreign currency transactions

Transactions in foreign currency are defined as those denominated in a currency other than the functional currency. Exchange differences arising from the settlement of such transactions, between the historical exchange rate when recognized and the exchange rate in force on the date of collection or payment, are recorded as exchange gains or losses and presented as part of the net financial results in the statement of profit or loss.

Monetary balances at reporting date expressed in a currency other than the functional currency are updated based on the exchange rate at the end of the reporting period, and the resulting exchange differences are recognized as part of the net financial results in the statement of profit or loss. For this purpose, monetary balances are translated into the functional currency using the market spot rate (*).

Non-monetary items are not translated at period closing exchange rate but are measured at historical cost (at the exchange rates on the date of each transaction), except for non-monetary items measured at fair value such as forward and swap financial instruments, which are translated using the exchange rates on the date of measurement of the fair value thereof.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.

(*) Market Representative Exchange Rate means the average of all market rates negotiated during the closing day (closing exchange rate), equivalent to the international “spot rate”, as also defined by IAS 21 - Effects of Changes in Foreign Exchange Rates, as the spot exchange rate in force at the closing of the reporting period.

Offsetting of financial instruments

Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Fair value measurement

Fair value measurement

The fair value is the price to be received upon the sale of an asset or paid out upon transferring a liability under an orderly transaction carried out by market participants on the date of measurement.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

Éxito Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities,
-	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable,
-	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, Éxito Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Investments in associates and joint arrangements

Investments in associates and joint arrangements

An associate is an entity over which is in a position of exercising significant influence, but not control or joint control, through the power of participating in decisions regarding operating and financial policies of the associate. In general, significant influence is presumed in those cases in which a stake of more than 20% is held.

A joint arrangement is an agreement by means of which two or more parties maintain joint control. Joint arrangements can be joint operations or joint ventures. There is joint control only when decisions on significant activities require the unanimous consent of the parties that share control. Acquisitions of such arrangements are recorded using the principles applicable to business combinations set out by IFRS 3.

A joint venture is a joint arrangement by which the parties having joint control over the arrangement are entitled to the net assets of the arrangement. Such parties are known as participants in a joint venture.

A joint operation is a joint arrangement by means of which the parties having joint control over the arrangement are entitled to the assets and liability-related obligations associated with the arrangement. Such parties are known as joint operators.

Investments in associates or joint ventures are accounted for using the equity method.

Under the equity method, investment in associates and joint ventures is recorded at cost upon initial recognition and subsequently the carrying amount of the investment is adjusted to recognize changes in Exito Group’s share of net assets of the associate or joint venture since the acquisition date. Such changes are recognized in profit or loss or in other comprehensive income, as appropriate. Dividends received from an investee are deducted from the carrying value of the investment.

The financial statements of the associate or joint venture are prepared for the same reporting period as Éxito Group. When necessary, adjustments are made to bring the accounting policies in line with those of Éxito Group.

Unrealized gains or losses from transactions between Éxito Group and associates and joint ventures are eliminated in the proportion of Éxito Group’s interest in such entities upon application of the equity method.

After application of the equity method, Éxito Group determines whether it is necessary to recognize an impairment loss on its investment in its associate or joint venture. At each reporting date, Éxito Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, Éxito Group calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, and then recognizes the loss within “Share of profit of an associate and joint ventures” in the statement of profit or loss.

Transactions involving a loss of significant influence over an associate or joint venture are booked recognizing any ownership interest retained at its fair value, and the gain or loss arising from the transaction is recognized in profit or loss including the relevant items of other comprehensive income.

Wherever the share of the losses of a subsidiary, associate or joint venture equals to or exceeds its interest therein, ceases to recognize its share of additional losses. A provision is recognized once the interest comes to zero, only in as much as have incurred legal or constructive liabilities.

Dividends are recognized when the right to receive payment for investments classified as financial instruments arise; dividends received from associates and joint ventures, that were measure using the equity method, are recognized as a financial income against a decrease in the carrying amount of the investment in these associates or joint ventures.

Goodwill

Goodwill

Goodwill is recognized as the excess of the fair value of the consideration transferred over the fair value of net assets acquired. After initial recognition, goodwill is carried at cost less any accumulated impairment losses. For purposes of impairment testing, from the date of the acquisition, goodwill is allocated to the cash-generating unit or group of cash-generating units that are expected to benefit from the business combination.

Impairment test is described on impairment of assets note.

Put options on the holders of non-controlling interests

Put options on the holders of non-controlling interests

Under current IFRS, it is not clear how to account for put options that are granted to holders of non-controlling interests (“NCI”) at the date of acquiring control of a subsidiary. There is a lack of explicit guidance in IFRS and potential contradictions between the requirements of IFRS 10 (in respect of accounting for NCI and changes in ownership without loss of control) and IAS 32.

As such Exito Group has developed an accounting policy, which has been consistently applied.

Under such accounting policy, since the Exito Group does not have a present ownership interest in the shares subject to the put, the requirements of IFRS 10 take precedence over those of IAS 32.

While the NCI put remains unexercised, the accounting at the end of each reporting period is as follows:

-	Éxito Group determines the amount that would have been recognized for NCI, including the allocations of profit or loss, allocations of changes in other comprehensive income and dividends declared for the reporting period, as required by IFRS 10 paragraph B94;
-	The NCI is de-recognized as if it were acquired at that date; and,
-	A financial liability is recognized at the present value of the amount payable on exercise of the NCI put in accordance with IFRS 9.

Any difference between the financial liability and the carrying amount of the NCI is considered an equity transaction between controlling shareholders and non-controlling interests with no change in control and accounted for in equity (see Note 20).

IASB is considering the accounting for written puts on NCI as part of its ongoing project on Financial Instruments with Characteristics of Equity. There may be changes in the accounting going forward pending resolution of the standard setting project.

Intangible assets

Intangible assets

Intangible assets acquired separately are initially recognized at cost.

Internally generated trademarks are not recognized in the statement of financial position.

The cost of intangible assets includes acquisition cost, import duties, indirect not-recoverable taxes and costs directly incurred to bring the asset to the place and use conditions foreseen by Éxito Group’s management, after trade discounts and rebates, if any.

Intangible assets having indefinite useful lives are not amortized, but are subject to impairment testing, on an annual basis or whenever there is indication of impairment.

Intangible assets having a defined useful life are amortized using the straight-line method over their estimated useful lives. Estimated useful lives are:

Acquired software	Between 3 and 5 years
ERP-like acquired software	Between 5 and 8 years

Amortization expense and impairment losses are recognized in the statement of profit or loss.

An intangible asset is derecognized upon disposal or when no future economic benefit is expected from its use or disposal. The gain or loss from derecognition of an asset is calculated as the difference between the net proceeds of sale and the carrying amount of the asset and is included in profit or loss.

Useful lives and amortization methods are reviewed at each reporting date and changes, if any, are applied prospectively.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are initially measured at cost; subsequently they are measured at cost less accumulated depreciation and less accumulated impairment losses.

The cost of property, plant and equipment items includes acquisition cost, import duties, non-recoverable indirect taxes, future dismantling costs, if any, borrowing costs directly attributable to the acquisition of a qualifying asset and the costs directly attributable to place the asset in the site and usage conditions foreseen by Éxito Group’s management, net of trade discounts and rebates.

Costs incurred for expansion, modernization and improvements that increase productivity, capacity or efficiency, or an increase in the useful lives thereof, are capitalized. Maintenance and repair costs from which no future benefit is foreseen are expensed.

Land and buildings are deemed to be individual assets, whenever they are material and physical separation is feasible from a technical viewpoint, even if they have been jointly acquired.

Assets under construction are transferred to operating assets upon completion of the construction or commencement of operation and depreciated as of that moment.

The useful life of land is unlimited and consequently it is not depreciated. All other items of property, plant and equipment are depreciated using the straight-line method over their estimated useful lives.

The categories of property, plant and equipment and relevant useful lives are as follows:

Computers	5 years
Vehicles	5 years
Machinery and equipment	From 10 to 20 years
Furniture and office equipment	From 10 to 12 years
Other transportation equipment	From 5 to 20 years
Surveillance team armament	10 years
Other property, plant and equipment	From 10 to 20 years
Installations	From 40 to 50 years
Buildings	From 40 to 50 years
Improvements to third-party properties	40 years or the term of the lease agreement or the remaining of the lease term, whichever is less

Residual values, useful lives and depreciation methods are reviewed at the end of each year, and changes, if any, are applied prospectively.

An item of property, plant and equipment is derecognized (a) upon its sale or (b) whenever no future economic benefit is expected from use or it is disposed. The gain or loss from derecognition of an asset is the difference between the net proceeds of sale and the carrying amount of the asset. Such effect is recognized in profit or loss.

Investment property

Investment property

This category includes the shopping malls and other property owned by Éxito Group.

Investment properties are initially measured at cost, including transaction costs. Following initial recognition, they are stated at historical cost less accumulated depreciation and accumulated impairment losses.

Investment property is depreciated using the straight-line method over the estimated useful life. The useful life estimated to depreciate buildings classified as investment property is from 40 to 50 years.

Transfers are made from investment properties to other assets and from other assets to investment properties only whenever there is a change in the use of the asset. For transfers from investment property to property, plant and equipment or to inventories, the cost taken into consideration for subsequent accounting is the carrying amount on the date the use is changed. If a property, plant and equipment item would become investment property, it will be recorded at carrying amount on the date it changes.

Investment property is derecognized upon its sale or whenever no future economic benefit is expected from the use or disposition thereof.

The gain or loss from derecognition of investment properties is the difference between the net proceeds of sale and the carrying amount of the asset and recognized in profit or loss.

The fair values of investment property are updated on an annual basis for the purposes of disclosure in the financial statements.

Non-current assets held for sale and discontinued operations

Non-current assets held for sale and discontinued operations

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use.

The criteria for classification as held for sale is regarded as met whenever an asset or group of assets are available for immediate sale, under current condition, and the sale is highly probable to occur. In order for the sale to be highly probable, the Exito Group management must be committed to a plan to sell the asset (or assets or disposal groups) and the sale is expected within the year following the classification date.

Non-current assets and disposal groups are measured at the lower of carrying amount or fair value, less costs to sell, and are not depreciated or amortized as of the date they are classified as held for sale. Such assets or disposal groups are presented separately as current items in the statement of financial position.

In the statement of profit or loss for the current period and for that of the comparative previous period, revenue, costs and expenses from a discontinued operation are presented separately from those from continuing activities, in one single line item as profit or loss after tax from discontinued operations. An operation is deemed to be discontinued whenever it represents a business line or geographical area of operations that are material to Éxito Group.

Leases

Leases

Exito Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

Éxito Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. Éxito Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right of use asset

Éxito Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

The right-of-use assets are also subject to impairment.

Lease liabilities

At the commencement date of the lease, Éxito Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by Éxito Group and payments of penalties for terminating the lease, if the lease term reflects Éxito Group exercising the option to terminate.

Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, Éxito Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

Éxito Group as a lessor

Leases in which Éxito Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income arising is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Short term leases and leases of low value assets

Éxito Group applies the short-term lease recognition exemption to its short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered to be low value, such as furniture and office equipment, computers, machinery and equipment and intangibles. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Borrowing costs

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or manufacturing of a qualifying asset, in other words an asset that necessarily takes a substantial period (generally more than six months) to become ready for its intended use or sale, are capitalized as part of the cost of the respective asset. Other borrowing costs are accounted for as expenses during the period they are incurred. Borrowing costs consist of interest and other costs incurred in connection with the borrowing of funds.

Impairment of non-financial assets

Impairment of non-financial assets

Éxito Group assesses at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, Éxito Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.

To assess impairment losses, assets are grouped at the level of cash-generating units, and estimation is made of the recoverable amount. Éxito Group has defined each store or each shop as an individual cash-generating unit.

The recoverable amount is the higher of the fair value less the costs of selling the cash-generating unit or groups of cash-generating units and its value in use. This recoverable amount is determined for an individual asset, unless the asset does not generate cash flows that are largely independent of the cash flows from other assets or groups of assets.

When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

To determine the fair value less the costs of disposal, a pricing model is used in accordance with the cash-generating unit or groups of cash-generating units, if it can be established.

To assess the value in use:

-	Estimation is made of future cash flows of the cash-generating unit over a period not to exceed five years. Cash flows beyond a 3-year period are estimated by applying a steady or declining growth rate.
-	The terminal value is estimated by applying a perpetual growth rate, according to the forecasted cash flow at the end of the five-year period.
-	The cash flows and terminal value are discounted to present value, using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, Éxito Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years.

Impairment losses are accounted in profit or loss in the amount of the excess of the carrying amount of the asset over recoverable amount thereof; first, reducing the carrying amount of the goodwill allocated to the cash-generating unit or group of cash-generating units; and second, if there would be a remaining balance, by reducing all other assets of the cash-generating unit or group of units as a function of the carrying amount of each asset until such carrying amount reaches zero.

Goodwill is tested for impairment annually as at 31 December and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods. Intangible assets with indefinite useful lives are tested for impairment annually as at 31 December at the CGU level, as appropriate, and when circumstances indicate that the carrying value may be impaired.

Inventories

Inventories

Inventories include goods acquired with the purpose of being sold in the ordinary course of business, goods in process of manufacturing or construction with a view to such sale, and goods to be consumed in the process of production or provision of services.

Inventories in transit are recognized upon receipt of all substantial risks and benefits attached to the asset, according to performance obligations satisfied by the seller, as appropriate under procurement conditions.

Inventories also include real estate property where construction or development of a real estate project has been initiated with a view to future selling.

Inventories purchased are recorded at cost, including warehouse and handling costs, to the extent that these costs are necessary to bring inventories to their present location and condition, that is to say, upon completion of the production process or receipt at the store.

Inventories are measured using the first-in-first-out (FIFO) method. Logistics costs and supplier discounts are capitalized as part of the inventories and recognized in cost of goods sold upon sale. Losses on inventory obsolescence and damages are presented as a reduction to inventories at each reporting date.

Inventories are accounted for at the lower of cost or net realizable value. Net realizable value is the selling price in the ordinary course of business, less the estimated costs to sell.

Rebates and discounts received from suppliers are measured and recognized based upon executed contracts and agreements and recorded as cost of sales when the corresponding inventories are sold.

Inventories are adjusted for obsolescence and damages, which are periodically reviewed and assessed.

Financial instruments

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

Financial assets are recognized in the statement of financial position when Éxito Group becomes party to the contractual provisions of the instrument. Financial assets are classified at initial recognition, as subsequently measured at:

−	Fair value through profit or loss,
−	Amortized cost, and
−	Fair value through other comprehensive income.

The classification depends on the business model used to manage financial assets and on the characteristics of the cash flows from the financial asset; such classification is defined upon initial recognition. Financial assets are classified as current assets, if they mature in less than one year; otherwise they are classified as non-current assets.

a.	Financial assets measured at fair value through profit or loss

Includes financial assets incurred mainly seeking to manage liquidity through frequent sales of the instrument. These instruments carried in the statement of financial position at fair value with net changes in fair value are recognized in the statement of profit or loss.

b.	Financial assets measured at amortized cost

These are non-derivative financial assets with known payments and fixed maturity dates, for which there is an intention and capability of collecting the cash flows from the instrument under a contract.

These financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. The amortized cost is estimated by adding or deducting any premium or discount, revenue or incremental cost, during the remaining life of the instrument. Gains and losses are recognized in the statement of profit or loss when the asset is derecognized, modified or impaired.

c.	Financial assets at fair value through other comprehensive income

They represent variable-income investments not held for trading nor deemed an acquirer’s contingent consideration in a business combination. Éxito Group made an irrevocable election at initial recognition for these investments that would otherwise be measured at fair value through profit or loss to present subsequent changes in fair value in other comprehensive income.

In case these assets are derecognized, the gains and losses previously recognized in other comprehensive income are reclassified to retained earnings.

d.	Loans and accounts receivable

Loans and accounts receivable are financial assets issued or acquired in exchange for cash, goods or services delivered to a debtor.

Accounts receivable from sales transactions are measured at invoice values less allowance for expected credit losses. These accounts receivable are recognized when all risks and benefits have been transferred to a third party and all performance obligations agreed upon with the customer have been met or are in the process of being met.

Long-term loans (more than one year of issuance date) are measured at amortized cost using the effective interest method. Expected credit losses are recognized in the statement of profit or loss.

These instruments are included as current assets, except for those maturing after 12 months of the reporting date, which are classified as non-current assets. Accounts receivable expected to be settled over a period of more than 12 months and include payments during the first 12 months, are shown as non-current portion and current portion, respectively.

e.	Effective interest method

Is the method to estimate the amortized cost of a financial asset and the allocation of interest revenue during the entire relevant period. The effective interest rate is the rate that exactly discounts the estimated net future cash flows receivable (including all charges received that are an integral part of the effective interest rate, transaction costs and other rewards or discounts), during the expected life of a financial asset.

f.	Impairment of financial assets

Given that trade accounts receivable and other accounts receivable are deemed to be short-term receivables of less than 12 months as of the date of issue and do not contain a significant financial component, impairment thereof is estimated from initial recognition and on each presentation date as the expected loss for the following 12 months.

For financial assets other than those measured at fair value, expected losses are measured over the life of the relevant asset. For this purpose, determination is made of whether the credit risk arising from the asset assessed on an individual basis has significantly increased, by comparing the risk of default on the date of presentation against that on the date of initial recognition; if so, an impairment loss is recognized in profit or loss in the amount of the credit losses expected over the following 12 months.

g.	Derecognition

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or the Exito Group transfers the contractual rights to receive the cash flows of the financial asset.

Financial liabilities

Financial liabilities are recognized in the statement of financial position when Éxito Group becomes party pursuant to the instrument´s terms and conditions. Financial liabilities are classified and subsequently measured at fair value through profit or loss or amortized cost.

a.	Financial liabilities measured at fair value through profit or loss.

Financial liabilities are classified under this category when held for trading or when upon initial recognition they are designated at fair value through profit or loss.

b.	Financial liabilities measured at amortized cost.

Include loans and bonds issued, which are initially measured at the actual amount received net of transaction costs and subsequently measured at amortized cost using the effective interest method.

c.	Effective interest method

The effective interest method is the method to calculate the amortized cost of a financial liability and the allocation of interest expenses over the relevant period. The effective interest rate is the rate that accurately discounts estimated future cash flows payable during the expected life of a financial liability, or, as appropriate, a shorter period whenever a prepayment option is associated to the liability and it is likely to be exercised.

d.	Derecognition

A financial liability or a part thereof is derecognized upon settlement or expiry of the contractual obligation.

Interest income

Interest income is recognized using the effective interest method.

Cash and cash equivalents

Cash and cash equivalents

Include cash at hand and in banks, receivables for sales made with debit and credit card and highly liquid investments. To be classified as cash equivalents, investments should meet the following criteria:

-	Short-term investments, in other words, with terms less than or equal to three months as of acquisition date,
-	Highly liquid investments,
-	Readily convertible into a known amount of cash, and
-	Subject to an insignificant risk of change in value.

In the statement of financial position, overdraft accounts with financial institutions are classified as financial liabilities. In the statement of cash flows such overdrafts are shown as a component of cash and cash equivalents, provided they are an integral part of Éxito Group’s cash management system.

Derivative financial instruments

Derivative financial instruments

Exito Group uses derivative financial instruments to mitigate the exposure to variation in interest and exchange rates. These derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value at the end of each reporting period. They are presented as non-current assets or non-current liabilities whenever the remaining maturity of the hedged item exceeds 12 months, otherwise they are presented as current assets and current liabilities.

Gains or losses arising from changes in the fair value of derivatives are recognized as financial income or expenses. Derivative financial instruments that meet hedge accounting requirements are accounted for pursuant to the hedge accounting policy, described below.

Hedge accounting

Éxito Group uses hedge instruments to mitigate the risks associated with changes in the exchange rates related to its investments in foreign operations and in the exchange and interest rates related to its financial liabilities.

A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:

-	There is ‘an economic relationship’ between the hedged item and the hedging instrument.
-	The effect of credit risk does not ‘dominate the value changes’ that result from that economic relationship.
-	The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that Exito Group actually hedges and the quantity of the hedging instrument that Exito Group actually uses to hedge that quantity of hedged item.

The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how Éxito Group will assess whether the hedging relationship meets the hedge effectiveness requirements (including the analysis of sources of hedge ineffectiveness and how the hedge ratio is determined).

Hedges are classified and booked as follows, upon compliance with hedge accounting criteria:

-	Cash flow hedges include hedges covering the exposure to the variation in cash flows arising from a particular risk associated to a recognized asset or liability or to a foreseen transaction whose occurrence is highly probable and may have an impact on period results.

Derivative instruments are recorded as cash flow hedge, using the following principles:

●	The effective portion of the gain or loss on the hedge instrument is recognized directly in stockholders’ equity in other comprehensive income. In case the hedge relationship no longer meets the hedging ratio but the objective of management risk remains unchanged, Exito Group should “rebalance” the hedge ratio to meet the eligibility criteria.
●	Any remaining gain or loss on the hedge instrument (including arising from the "rebalancing" of the hedge ratio) is ineffective, and therefore should be recognized in profit or loss.
●	Amounts recorded in other comprehensive income are immediately transferred to the profit or loss together with the hedged transaction, for example, when the hedged financial income or expense is recognized or when a forecast sale occurs. When the hedged item is the cost of a non-financial asset or liability, the amounts recorded in equity are transferred to the initial carrying amount of the non-financial asset or liability.
●	Exito Group should prospectively discontinue hedge accounting only when the hedge relationship no longer meets the qualification criteria (after taking into account any rebalancing of the hedge relationship).
●	If the expected transaction or firm commitment is no longer expected, amounts previously recognized in OCI are transferred to the Statements of Income If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its hedge classification is revoked, gains or losses previously recognized in comprehensive income remain deferred in equity in other comprehensive income until the expected transaction or firm commitment affect profit or loss.
-	Fair-value hedges: this category includes hedges covering the exposure to changes in the fair value of recognized assets or liabilities or unrecognized firm commitments.

A change in the fair value of a derivative that is a fair-value hedging instrument is recognized in the statement of profit or loss as financial expense or income. A change in the fair value of a hedged item attributable to the hedged risk is booked as part of the carrying amount of the hedged item and is also recognized in the statement of profit or loss as financial expense or revenue.

Whenever an unrecognized firm commitment is identified as a hedged item, the subsequent accrued change in the fair value of the firm commitment attributable to the hedged risk will be recognized as an asset or liability and the relevant gain or loss will be recognized in profit or loss. For the years ended 2023 and 2022, Exito Group has not designated any derivative financial instrument as fair value hedge.

-	Net investment hedges in a foreign operation: this category includes hedges covering exposure to the variation in exchange rates arising from the translation of foreign businesses to Almacenes Exito S.A.’s reporting currency.

The effective portion of the changes in the fair value of derivative instruments defined as instruments to hedge a net investment in a foreign operation is recognized in other comprehensive income. The gain or loss related to the non-effective portion is recognized in the statement of profit or loss.

If the Company would dispose of a foreign business, in whole or in part, the accrued value of the effective portion recorded to other comprehensive income is reclassified to the statement of profit or loss.

Employee benefits

Employee benefits

a.	Post-employment: defined contribution plans

Post-employment benefit plans under which there is an obligation to make certain predetermined contributions to a separate entity (a retirement fund or insurance company) and there is no further legal or constructive obligation to pay additional contributions. Such contributions are recognized as expenses in the statement of profit or loss, in as much as the relevant contributions are enforceable.

b.	Post-employment: defined benefit plans

Post-employment defined benefit plans are those under which there is an obligation to directly provide retirement pension payments and retroactive severance pay, pursuant to Colombian legal requirements. Éxito Group has no specific assets intended for guaranteeing the defined benefit plans.

Post-employment defined benefit plan liabilities are estimated for each plan, with the support of independent third parties, applying the projected credit unit’s actuarial valuation method, using actuarial assumptions on the date of the period reported, such as discount rate, salary increase expectations, average time of employment, life expectancy and personnel turnover. Actuarial gains or losses are recognized in other comprehensive income. Interest expense on post-employment benefits plans, as well as settlements and plan reductions, are recognized in profit or loss as financial costs.

c.	Long-term employee benefits

These are benefits not expected to be fully settled within twelve months following the reporting date regarding which employees render their services. These benefits relate to time-of-service bonuses and similar benefits. Éxito Group has no specific assets intended for guaranteeing long-term benefits.

The liability for long-term benefits is determined separately for each plan with the support of independent third parties, following the actuarial valuation of the forecasted credit unit method, using actuarial assumptions on the date of the reporting period. The cost of current service, cost of past service, cost for interest, actuarial gains and losses, as well as settlements or reductions in the plan are recognized in the statement of profit or loss.

d.	Short-term employee benefits

These are benefits expected to be fully settled within twelve months and after the reporting date regarding which the employees render their services. Such benefits include a share of profits payable to employees based on performance. Short-term benefit liabilities are measured based on the best estimation of disbursements required to settle the obligations on the reporting date.

e.	Employee termination benefits

Éxito Group pays employees certain benefits upon termination, whenever decision is made to terminate a labor contract earlier than on the ordinary retirement date, or whenever an employee accepts a benefit offer in exchange for termination of his labor contract.

Termination benefits are classified as short-term employee benefits and are recognized in profit or loss when they are expected to be fully settled within 12 months of the end of the reporting period; and are classified as long-term employee benefits when they are expected to be settled after 12 months of the end of the reporting period.

Provisions, contingent assets, and liabilities

Provisions, contingent assets, and liabilities

Exito Group recognizes a provision for all present obligations resulting from past events, for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and can be reliably estimated.

Provisions are recognized at the present value of the best estimation of cash outflows required to settle the liability. In those cases where there is expectation that the provision will be reimbursed, in full or in part, the reimbursement is recognized as a separate asset only if virtually certain.

The provisions are revised periodically and estimated based on the best information available on the reporting date.

Provisions for onerous contracts are recognized whenever unavoidable costs to be incurred in performing under the contract exceed the economic benefits expected to be received.

A restructuring provision is recognized whenever there is a constructive obligation to conduct a reorganization, when a formal and detailed restructuring plan has been prepared and has raised a valid expectation in those affected and announced prior to the reporting date.

Contingent liabilities are obligations arising from past events, whose existence is subject to the occurrence or non-occurrence of future events not entirely under the control of Éxito Group; or current obligations arising from past events, from which the amount of the obligation cannot be reliably measured, or it is not probable that an outflow of resources will be required to settle the obligation. Contingent liabilities are not recognized; instead, they are disclosed in notes to the financial statements, unless the possibility of any outflow is remote.

A contingent asset is a possible asset that arises from past events, whose existence will be confirmed only by the occurrence or non-occurrence of future events not entirely under the control of Éxito Group. Contingent assets are not recognized in the statement of financial position unless realization is virtually certain. Instead, they are disclosed in the notes to the financial statements when an inflow of economic benefit is probable.

Taxes

Taxes

Taxes include the following:

Colombia:

-	Income tax,
-	Real estate tax, and
-	Industry and trade tax.

Argentina:

-	Income tax,
-	Province taxes,
-	Tax on personal property - substitute responsible party, and
-	Municipal trade and industry tax.

Uruguay:

-	Income tax IRIC: (Impuesto a las Rentas de Industria y Comercio, in Spanish),
-	Tax on equity,
-	Real property tax,
-	Industry and trade tax,
-	Tax on Control of Stock Corporations ICOSA (Impuesto de Control a las Sociedades Anónimas, in Spanish),
-	National tax on wine production (INAVI), and
-	Tax on the Disposal or Transfer of Agricultural and Livestock Assets IMEBA (Impuesto a la Enajenación de Bienes Agropecuarios, in Spanish).

Current income tax

Current income tax in Colombia is assessed on the higher of the presumed profits and the taxable net income at the enacted rate applicable to the corresponding fiscal year and the end of the period of presentation of financial statements.

For subsidiaries in Uruguay and Argentina, current income tax is assessed at enacted tax rates.

Exito Group continuously evaluates the positions assumed in the tax declarations with respect to situations in which certain interpretations may exist in the tax laws to adequately record the amounts that are expected to be paid.

Current tax assets and liabilities are offset for presentation purposes if there is a legally enforceable right, they have been incurred with the same tax authority and the intention is to settle them at net value or realize the asset and settle the liability simultaneously.

Deferred income tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred income tax arises from temporary differences that give rise to differences between the accounting base and the taxable base of assets and liabilities. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on the tax rates (and tax laws) that have been enacted or substantively enacted at the reporting period.

Deferred income tax assets are only recognized if it is probable that there will be future taxable income against which such deductible temporary differences may be offset. Deferred income tax liabilities are always recognized.

The effects of the deferred tax are recognized in income for the period or in other comprehensive income depending on where the originating profits or losses were booked, and they are shown in the statement of financial position as non-current items.

For presentation purposes, deferred tax assets and liabilities are offset if there is a legally enforceable right and they have been incurred with the same tax authority.

No deferred tax liabilities are carried for the total of the differences that may arise between the accounting balances and the taxable balances of investments in associates and joint ventures, since the exemption contained in IAS 12 is applied when recording such deferred income tax liabilities.

Revenue from contracts with customers

Revenue from contracts with customers

Revenue is measured at the fair value of the consideration received or to be received, net of trade rebates, cash discounts and volume discounts; value added tax is excluded.

Retail sales

Revenue from retail sales is recognized at the point in time when control of the asset is transferred to the customer, upon delivery of the goods and receipt of consideration.

-	Loyalty programs

Under their loyalty programs, certain subsidiaries award customer points on purchases, which may be exchanged in future for benefits such as prizes or goods available at the stores, means of payment or discounts, redemption with allies and continuity programs, among other. Points are measured at fair value, which is the value of each point received by the customer, taking the various redemption strategies into consideration. The fair value of each point is estimated at the end of each accounting period.

The obligation of awarding such points is recorded in the liability side as a deferred revenue that represents the portion of unredeemed benefits at fair value, considering for such effect the redemption rate and the estimated portion of points expected not to be redeemed by the customers.

Revenue from services

Revenue from the provision of services is recognized at a point in time, when the performance obligations agreed upon with the customer have been satisfied. Revenue from services recognized over time is not material.

Lease income

Lease income on investment properties is recognized on a straight-line basis over the term of the agreement.

Other revenue

Royalties are recognized upon fulfilment of the conditions set out in the agreements.

Principal or agent

Contracts to provide goods or services to customers on behalf of other parties are analyzed on the grounds of specific criteria to determine when Éxito Group acts as principal and when as a commission agent.

When another party is involved in providing goods or services to a customer, Exito Group determines whether the nature of its promise is a performance obligation to provide the specified goods or services itself (principal) or to arrange for those goods or services to be provided by the other party (agent). Revenue from contracts in which Exito Group acts as an agent are immaterial.

Earnings per share

Earnings per share

Basic earnings per share are calculated by dividing the profit for the period attributable to Éxito Group, by the weighted average of common shares outstanding during the year, excluding, if any, common shares acquired by Éxito Group and held as treasury shares.

For the purpose of calculating diluted earnings per share, profit or loss attributable to equity holders of the parent entity, and the weighted average number of shares outstanding, are adjusted for the effects of all dilutive potential ordinary shares, if any.

There were no dilutive potential ordinary shares outstanding at the end of the reporting period.

Costs and expenses

Costs and expenses

Costs and expenses are recognized in period results upon (a) a decrease in economic benefits, associated with a decrease in assets or an increase in liabilities, and the value thereof may be reliably measured and (b) a disbursement does not generate future economic benefits or when it does not meet the necessary requirements for its registration as an asset.